Loans payable and notes payable (Detail Textuals 2) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	May 09, 2019	Dec. 24, 2018	Sep. 25, 2018	Mar. 31, 2018	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Principal repayments	$ 15,000
Notes payable to BBVA Banco Continental | Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan agreement amount		$ 5,000	$ 5,000	$ 5,000
Borrowing maturity		30 days	90 days
Principal repayments					$ 5,000
Notes payable to BBVA Banco Continental | Credit Facility | LIBOR interest rate
Disclosure of detailed information about borrowings [line items]
Description of interest rate basis				three-month LIBOR
Borrowings, adjustment to interest rate basis				2.52%
Interest rate		2.80%	2.68%